[SRZ LETTERHEAD]

May 1, 2009

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC  20549-0505

Re:          The Motley Fool Funds Trust

Registration Statement on Form N-1A

File Nos. 811-22264 and 333-156770

Ladies and Gentlemen:

On behalf of The Motley Fool Funds Trust (the “Trust”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”), pursuant to requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (the “1933 Act”), Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The purpose of this filing is to include in the Registration Statement audited financial statements for Motley Fool Independence Fund (the sole series of the Trust) and other Exhibits that are required by Form N-1A to be contained in the Registration Statement, as well as the indicated exhibits, in the interest of time.  This will permit the Staff to review these documents contemporaneously with its review of the Pre-Effective Amendment No. 1 to the Registration Statement filed on April 10, 2009.

The Trust is seeking to commence its initial public offering as soon as possible.  Accordingly, we would appreciate every effort the staff of the Commission could make so as to enable the Registration Statement to be declared effective as soon as possible.

Please call me at 212-756-2533 with any comments on the Registration Statement or if you have any questions regarding this filing.  Thank you for your assistance regarding this matter.

Very truly yours,

/s/ Kenneth S. Gerstein
Kenneth S. Gerstein